Commitments and contingencies (Details) - USD ($) $ in Thousands	1 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [abstract]
Commitments to acquire PPE		$ 179,690	$ 235,573
Commitments to acquire intangible assets		$ 216,572	$ 501,207
Potential total claim	$ 2,530